American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
October 31, 2020

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 51.4%
Diversified Bond Fund Investor Class	8,095,049	92,931,159
Inflation-Adjusted Bond Fund Investor Class	3,823,119	47,330,216
NT High Income Fund Investor Class	996,860	9,230,923
Short Duration Fund Investor Class	3,209,875	33,286,406
Short Duration Inflation Protection Bond Fund Investor Class	5,884,088	61,900,604
		244,679,308
Domestic Equity Funds — 26.3%
Equity Growth Fund Investor Class	324,933	10,258,142
Growth Fund Investor Class	297,033	12,454,608
Heritage Fund Investor Class	265,343	6,469,074
Large Company Value Fund Investor Class	3,299,763	31,875,711
Mid Cap Value Fund Investor Class	1,352,589	19,964,207
NT Disciplined Growth Fund Investor Class	481,977	7,191,099
Real Estate Fund Investor Class	471,500	11,499,887
Small Cap Growth Fund Investor Class	135,703	2,985,471
Small Cap Value Fund Investor Class	389,540	2,594,335
Sustainable Equity Fund Investor Class	586,168	19,712,845
		125,005,379
International Fixed Income Funds — 16.3%
Emerging Markets Debt Fund Investor Class	664,030	6,852,791
Global Bond Fund Investor Class	3,650,272	37,962,831
International Bond Fund Investor Class(2)	2,426,925	33,030,446
		77,846,068
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	28,470,184	28,470,184
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $422,790,987)		476,000,939
OTHER ASSETS AND LIABILITIES†		(6,207)
TOTAL NET ASSETS — 100.0%		$475,994,732

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$89,375	$5,075	$180	$(1,339)	$92,931	8,095	$(2)	$333
Inflation-Adjusted Bond Fund	45,851	1,447	—	32	47,330	3,823	—	—
NT High Income Fund	9,126	145	—	(40)	9,231	997	—	130
Short Duration Fund	31,834	1,421	—	31	33,286	3,210	—	132
Short Duration Inflation Protection Bond Fund	59,506	1,942	—	453	61,901	5,884	—	—
Equity Growth Fund	10,177	200	—	(119)	10,258	325	—	29
Growth Fund	15,751	—	2,588	(708)	12,455	297	926	—
Heritage Fund	6,381	—	93	181	6,469	265	44	—
Large Company Value Fund	26,039	6,124	—	(287)	31,876	3,300	—	122
Mid Cap Value Fund	19,186	755	—	23	19,964	1,353	—	92
NT Disciplined Growth Fund	7,635	—	253	(191)	7,191	482	74	—
Real Estate Fund	11,555	696	—	(751)	11,500	472	—	57
Small Cap Growth Fund	2,850	—	87	223	2,986	136	11	—
Small Cap Value Fund	2,473	4	—	117	2,594	390	—	5
Sustainable Equity Fund	20,306	149	772	30	19,713	586	82	—
Emerging Markets Debt Fund	6,788	59	—	6	6,853	664	—	58
Global Bond Fund	36,390	1,573	—	—	37,963	3,650	—	—
International Bond Fund(3)	32,266	596	—	168	33,030	2,427	—	—
U.S. Government Money Market Fund	27,185	1,285	—	—	28,470	28,470	—	1
	$460,674	$21,471	$3,973	$(2,171)	$476,001	64,826	$1,135	$959
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.